Loans Receivable, Net (Schedule of loans evaluated individually for impairment and collectively evaluated for impairment in the allowance for loan losses) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	$ 475,000	$ 1,102,558
Collectively Evaluated For Impairment	7,882,496	9,139,412
Total	8,357,496	10,241,970
Residential Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	0	158,791
Collectively Evaluated For Impairment	1,392,065	1,547,852
Total	1,392,065	1,706,643
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	2,600	103,109
Collectively Evaluated For Impairment	884,116	744,668
Total	886,716	847,777
Commercial Business
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	0	0
Collectively Evaluated For Impairment	159,353	426,658
Total	159,353	426,658
Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	472,400	840,658
Collectively Evaluated For Impairment	5,446,962	6,420,234
Total	$ 5,919,362	$ 7,260,892